Income Tax Expenses - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expenses		¥ 1,645,112	¥ 13,013,271	¥ 23,400,178
Income tax calculated at the PRC statutory tax rate of 25%.		411,278	3,253,318	5,850,045
Tax effect of:
Differential income tax rates applicable to subsidiaries (a)(b)(c)	[1],[2],[3]	254,445	534,154	263,707
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	[4]	45,696	233,457	210,748
Expenses and losses not deductible for tax purposes	[5]	131,186	265,674	245,097
Reversal of deferred tax assets recognized in prior years		87,926	62,925	381,456
Effect of tax rate changes on deferred income taxes		(131,151)	(9,565)	(42,929)
Research and development tax credit		(39,317)	(40,121)	(39,038)
Utilization of previously unrecognized deferred tax assets		(49,240)	(100,351)	(24,649)
Others	[6]	(100,197)	38,741	(153,319)
Income tax expense		¥ 610,626	¥ 4,238,232	¥ 6,691,118

[1]	Cayman Islands and BVI Income Tax The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.
[2]	Hong Kong Income Tax Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
[3]	Indonesia Income Tax The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2021, 2022 and 2023.
[4]	Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.
[5]	Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regualtions.
[6]	Others were mainly one-off tax adjustment as reflected in the annual tax filling.